Outstanding Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Loans and Leases Outstanding
The following tables present total outstanding loans and leases and an aging analysis for the Consumer Real Estate, Credit Card and Other Consumer, and Commercial portfolio segments, by class of financing receivables, at December 31, 2015 and 2014.

	December 31, 2015
(Dollars in millions)	30-59 Days Past Due (1)	60-89 Days Past Due (1)	90 Days or More Past Due (2)	Total Past Due 30 Days or More	Total Current or Less Than 30 Days Past Due (3)	Purchased Credit-impaired (4)	Loans Accounted for Under the Fair Value Option	Total Outstandings
Consumer real estate
Core portfolio
Residential mortgage	$1,214	$368	$1,414	$2,996	$138,799			$141,795
Home equity	200	93	579	872	54,045			54,917
Non-core portfolio
Residential mortgage (5)	2,045	1,167	8,439	11,651	22,399	$12,066		46,116
Home equity	335	174	1,170	1,679	14,733	4,619		21,031
Credit card and other consumer
U.S. credit card	454	332	789	1,575	88,027			89,602
Non-U.S. credit card	39	31	76	146	9,829			9,975
Direct/Indirect consumer (6)	227	62	42	331	88,464			88,795
Other consumer (7)	18	3	4	25	2,042			2,067
Total consumer	4,532	2,230	12,513	19,275	418,338	16,685		454,298
Consumer loans accounted for under the fair value option (8)							$1,871	1,871
Total consumer loans and leases	4,532	2,230	12,513	19,275	418,338	16,685	1,871	456,169
Commercial
U.S. commercial	444	148	332	924	251,847			252,771
Commercial real estate (9)	36	11	82	129	57,070			57,199
Commercial lease financing	150	29	20	199	21,153			21,352
Non-U.S. commercial	6	1	1	8	91,541			91,549
U.S. small business commercial	83	41	72	196	12,680			12,876
Total commercial	719	230	507	1,456	434,291			435,747
Commercial loans accounted for under the fair value option (8)							5,067	5,067
Total commercial loans and leases	719	230	507	1,456	434,291		5,067	440,814
Total loans and leases	$5,251	$2,460	$13,020	$20,731	$852,629	$16,685	$6,938	$896,983
Percentage of outstandings	0.59%	0.27%	1.45%	2.31%	95.06%	1.86%	0.77%	100.00%

(1)
Consumer real estate loans 30-59 days past due includes fully-insured loans of $1.7 billion and nonperforming loans of $379 million. Consumer real estate loans 60-89 days past due includes fully-insured loans of $1.0 billion and nonperforming loans of $297 million.

(2)	Consumer real estate includes fully-insured loans of $7.2 billion.

(3)	Consumer real estate includes $3.0 billion and direct/indirect consumer includes $21 million of nonperforming loans.

(4)	PCI loan amounts are shown gross of the valuation allowance.

(5)	Total outstandings includes pay option loans of $2.3 billion. The Corporation no longer originates this product.

(6)
Total outstandings includes auto and specialty lending loans of $42.6 billion, unsecured consumer lending loans of $886 million, U.S. securities-based lending loans of $39.8 billion, non-U.S. consumer loans of $3.9 billion, student loans of $564 million and other consumer loans of $1.0 billion.

(7)	Total outstandings includes consumer finance loans of $564 million, consumer leases of $1.4 billion and consumer overdrafts of $146 million.

(8)
Consumer loans accounted for under the fair value option were residential mortgage loans of $1.6 billion and home equity loans of $250 million. Commercial loans accounted for under the fair value option were U.S. commercial loans of $2.3 billion and non-U.S. commercial loans of $2.8 billion. For additional information, see Note 20 – Fair Value Measurements and Note 21 – Fair Value Option.

(9)	Total outstandings includes U.S. commercial real estate loans of $53.6 billion and non-U.S. commercial real estate loans of $3.5 billion.

	December 31, 2014
(Dollars in millions)	30-59 Days Past Due (1)	60-89 Days Past Due (1)	90 Days or More Past Due (2)	Total Past Due 30 Days or More	Total Current or Less Than 30 Days Past Due (3)	Purchased Credit-impaired (4)	Loans Accounted for Under the Fair Value Option	Total Outstandings
Consumer real estate
Core portfolio
Residential mortgage	$1,534	$488	$2,500	$4,522	$151,767	$354		$156,643
Home equity	191	73	730	994	58,599	13		59,606
Non-core portfolio
Residential mortgage (5)	2,321	1,272	13,574	17,167	27,589	$14,798		59,554
Home equity	401	206	1,180	1,787	18,728	5,604		26,119
Credit card and other consumer
U.S. credit card	494	341	866	1,701	90,178			91,879
Non-U.S. credit card	49	39	95	183	10,282			10,465
Direct/Indirect consumer (6)	245	71	65	381	80,000			80,381
Other consumer (7)	11	2	2	15	1,831			1,846
Total consumer	5,246	2,492	19,012	26,750	438,974	20,769		486,493
Consumer loans accounted for under the fair value option (8)							$2,077	2,077
Total consumer loans and leases	5,246	2,492	19,012	26,750	438,974	20,769	2,077	488,570
Commercial
U.S. commercial	320	151	318	789	219,504			220,293
Commercial real estate (9)	138	16	288	442	47,240			47,682
Commercial lease financing	121	41	41	203	19,376			19,579
Non-U.S. commercial	5	4	—	9	80,074			80,083
U.S. small business commercial	88	45	94	227	13,066			13,293
Total commercial	672	257	741	1,670	379,260			380,930
Commercial loans accounted for under the fair value option (8)							6,604	6,604
Total commercial loans and leases	672	257	741	1,670	379,260		6,604	387,534
Total loans and leases	$5,918	$2,749	$19,753	$28,420	$818,234	$20,769	$8,681	$876,104
Percentage of outstandings	0.68%	0.31%	2.25%	3.24%	93.40%	2.37%	0.99%	100.00%

(1)
Consumer real estate loans 30-59 days past due includes fully-insured loans of $2.1 billion and nonperforming loans of $392 million. Consumer real estate loans 60-89 days past due includes fully-insured loans of $1.1 billion and nonperforming loans of $332 million.

(2)	Consumer real estate includes fully-insured loans of $11.4 billion.

(3)	Consumer real estate includes $3.6 billion and direct/indirect consumer includes $27 million of nonperforming loans.

(4)	PCI loan amounts are shown gross of the valuation allowance.

(5)	Total outstandings includes pay option loans of $3.2 billion. The Corporation no longer originates this product.

(6)
Total outstandings includes auto and specialty lending loans of $37.7 billion, unsecured consumer lending loans of $1.5 billion, U.S. securities-based lending loans of $35.8 billion, non-U.S. consumer loans of $4.0 billion, student loans of $632 million and other consumer loans of $761 million.

(7)	Total outstandings includes consumer finance loans of $676 million, consumer leases of $1.0 billion and consumer overdrafts of $162 million.

(8)
Consumer loans accounted for under the fair value option were residential mortgage loans of $1.9 billion and home equity loans of $196 million. Commercial loans accounted for under the fair value option were U.S. commercial loans of $1.9 billion and non-U.S. commercial loans of $4.7 billion. For additional information, see Note 20 – Fair Value Measurements and Note 21 – Fair Value Option.

(9)	Total outstandings includes U.S. commercial real estate loans of $45.2 billion and non-U.S. commercial real estate loans of $2.5 billion.

Schedule of Financing Receivables, Non Accrual Status
The table below presents the Corporation’s nonperforming loans and leases including nonperforming TDRs, and loans accruing past due 90 days or more at December 31, 2015 and 2014. Nonperforming LHFS are excluded from nonperforming loans and leases as they are recorded at either fair value or the lower of cost or fair value. For more information on the criteria for classification as nonperforming, see Note 1 – Summary of Significant Accounting Principles.

Credit Quality

	December 31
	Nonperforming Loans and Leases		Accruing Past Due 90 Days or More
(Dollars in millions)	2015	2014	2015	2014
Consumer real estate
Core portfolio
Residential mortgage (1)	$1,825	$2,329	$382	$1,128
Home equity	974	1,247	—	—
Non-core portfolio
Residential mortgage (1)	2,978	4,560	6,768	10,279
Home equity	2,363	2,654	—	—
Credit card and other consumer
U.S. credit card	n/a	n/a	789	866
Non-U.S. credit card	n/a	n/a	76	95
Direct/Indirect consumer	24	28	39	64
Other consumer	1	1	3	1
Total consumer	8,165	10,819	8,057	12,433
Commercial
U.S. commercial	867	701	113	110
Commercial real estate	93	321	3	3
Commercial lease financing	12	3	15	40
Non-U.S. commercial	158	1	1	—
U.S. small business commercial	82	87	61	67
Total commercial	1,212	1,113	193	220
Total loans and leases	$9,377	$11,932	$8,250	$12,653

(1)
Residential mortgage loans in the core and non-core portfolios accruing past due 90 days or more are fully-insured loans. At December 31, 2015 and 2014, residential mortgage includes $4.3 billion and $7.3 billion of loans on which interest has been curtailed by the FHA, and therefore are no longer accruing interest, although principal is still insured, and $2.9 billion and $4.1 billion of loans on which interest is still accruing.

n/a = not applicable

Financing Receivable Credit Quality Indicators
The following tables present certain credit quality indicators for the Corporation’s Consumer Real Estate, Credit Card and Other Consumer, and Commercial portfolio segments, by class of financing receivables, at December 31, 2015 and 2014.

Consumer Real Estate – Credit Quality Indicators (1)

	December 31, 2015
(Dollars in millions)	Core Portfolio Residential Mortgage (2)	Non-core Residential Mortgage (2)	Residential Mortgage PCI (3)	Core Portfolio Home Equity (2)	Non-core Home Equity (2)	Home Equity PCI
Refreshed LTV (4)
Less than or equal to 90 percent	$110,023	$16,481	$8,655	$51,262	$8,347	$2,003
Greater than 90 percent but less than or equal to 100 percent	4,038	2,224	1,403	1,858	2,190	852
Greater than 100 percent	2,638	3,364	2,008	1,797	5,875	1,764
Fully-insured loans (5)	25,096	11,981	—	—	—	—
Total consumer real estate	$141,795	$34,050	$12,066	$54,917	$16,412	$4,619
Refreshed FICO score
Less than 620	$3,129	$4,749	$3,798	$1,322	$3,490	$729
Greater than or equal to 620 and less than 680	5,472	3,762	2,586	3,295	3,862	825
Greater than or equal to 680 and less than 740	22,486	5,138	3,187	12,180	3,451	1,356
Greater than or equal to 740	85,612	8,420	2,495	38,120	5,609	1,709
Fully-insured loans (5)	25,096	11,981	—	—	—	—
Total consumer real estate	$141,795	$34,050	$12,066	$54,917	$16,412	$4,619

(1)	Excludes $1.9 billion of loans accounted for under the fair value option.

(2)	Excludes PCI loans.

(3)	Includes $2.0 billion of pay option loans. The Corporation no longer originates this product.

(4)	Refreshed LTV percentages for PCI loans are calculated using the carrying value net of the related valuation allowance.

(5)	Credit quality indicators are not reported for fully-insured loans as principal repayment is insured.

Credit Card and Other Consumer – Credit Quality Indicators

	December 31, 2015
(Dollars in millions)	U.S. Credit Card	Non-U.S. Credit Card	Direct/Indirect Consumer	Other Consumer (1)
Refreshed FICO score
Less than 620	$4,196	$—	$1,244	$217
Greater than or equal to 620 and less than 680	11,857	—	1,698	214
Greater than or equal to 680 and less than 740	34,270	—	10,955	337
Greater than or equal to 740	39,279	—	29,581	1,149
Other internal credit metrics (2, 3, 4)	—	9,975	45,317	150
Total credit card and other consumer	$89,602	$9,975	$88,795	$2,067

(1)	Twenty-seven percent of the other consumer portfolio is associated with portfolios from certain consumer finance businesses that the Corporation previously exited.

(2)	Other internal credit metrics may include delinquency status, geography or other factors.

(3)
Direct/indirect consumer includes $43.7 billion of securities-based lending which is overcollateralized and therefore has minimal credit risk and $567 million of loans the Corporation no longer originates, primarily student loans.

(4)
Non-U.S. credit card represents the U.K. credit card portfolio which is evaluated using internal credit metrics, including delinquency status. At December 31, 2015, 98 percent of this portfolio was current or less than 30 days past due, one percent was 30-89 days past due and one percent was 90 days or more past due.

Commercial – Credit Quality Indicators (1)

	December 31, 2015
(Dollars in millions)	U.S. Commercial	Commercial Real Estate	Commercial Lease Financing	Non-U.S. Commercial	U.S. Small Business Commercial (2)
Risk ratings
Pass rated	$243,922	$56,688	$20,644	$87,905	$571
Reservable criticized	8,849	511	708	3,644	96
Refreshed FICO score (3)
Less than 620					184
Greater than or equal to 620 and less than 680					543
Greater than or equal to 680 and less than 740					1,627
Greater than or equal to 740					3,027
Other internal credit metrics (3, 4)					6,828
Total commercial	$252,771	$57,199	$21,352	$91,549	$12,876

(1)	Excludes $5.1 billion of loans accounted for under the fair value option.

(2)
U.S. small business commercial includes $670 million of criticized business card and small business loans which are evaluated using refreshed FICO scores or internal credit metrics, including delinquency status, rather than risk ratings. At December 31, 2015, 98 percent of the balances where internal credit metrics are used was current or less than 30 days past due.

(3)	Refreshed FICO score and other internal credit metrics are applicable only to the U.S. small business commercial portfolio.

(4)	Other internal credit metrics may include delinquency status, application scores, geography or other factors.

Consumer Real Estate – Credit Quality Indicators (1)

	December 31, 2014
(Dollars in millions)	Core Portfolio Residential Mortgage (2)	Non-core Residential Mortgage (2)	Residential Mortgage PCI (3)	Core Portfolio Home Equity (2)	Non-core Home Equity (2)	Home Equity PCI
Refreshed LTV (4)
Less than or equal to 90 percent	$99,001	$19,736	$9,972	$52,413	$10,405	$2,046
Greater than 90 percent but less than or equal to 100 percent	4,680	3,364	2,005	3,408	2,308	1,048
Greater than 100 percent	3,885	5,409	3,175	3,772	7,802	2,523
Fully-insured loans (5)	48,723	16,247	—	—	—	—
Total consumer real estate	$156,289	$44,756	$15,152	$59,593	$20,515	$5,617
Refreshed FICO score
Less than 620	$3,779	$6,729	$6,109	$1,671	$4,055	$864
Greater than or equal to 620 and less than 680	6,040	4,269	3,014	4,099	4,163	995
Greater than or equal to 680 and less than 740	21,771	6,640	3,310	13,278	4,806	1,651
Greater than or equal to 740	75,976	10,871	2,719	40,545	7,491	2,107
Fully-insured loans (5)	48,723	16,247	—	—	—	—
Total consumer real estate	$156,289	$44,756	$15,152	$59,593	$20,515	$5,617

(1)	Excludes $2.1 billion of loans accounted for under the fair value option.

(2)	Excludes PCI loans.

(3)	Includes $2.8 billion of pay option loans. The Corporation no longer originates this product.

(4)	Refreshed LTV percentages for PCI loans are calculated using the carrying value net of the related valuation allowance.

(5)	Credit quality indicators are not reported for fully-insured loans as principal repayment is insured.

Credit Card and Other Consumer – Credit Quality Indicators

	December 31, 2014
(Dollars in millions)	U.S. Credit Card	Non-U.S. Credit Card	Direct/Indirect Consumer	Other Consumer (1)
Refreshed FICO score
Less than 620	$4,467	$—	$1,296	$266
Greater than or equal to 620 and less than 680	12,177	—	1,892	227
Greater than or equal to 680 and less than 740	34,986	—	10,749	307
Greater than or equal to 740	40,249	—	25,279	881
Other internal credit metrics (2, 3, 4)	—	10,465	41,165	165
Total credit card and other consumer	$91,879	$10,465	$80,381	$1,846

(1)	Thirty-seven percent of the other consumer portfolio is associated with portfolios from certain consumer finance businesses that the Corporation previously exited.

(2)	Other internal credit metrics may include delinquency status, geography or other factors.

(3)
Direct/indirect consumer includes $39.7 billion of securities-based lending which is overcollateralized and therefore has minimal credit risk and $632 million of loans the Corporation no longer originates, primarily student loans.

(4)
Non-U.S. credit card represents the U.K. credit card portfolio which is evaluated using internal credit metrics, including delinquency status. At December 31, 2014, 98 percent of this portfolio was current or less than 30 days past due, one percent was 30-89 days past due and one percent was 90 days or more past due.

Commercial – Credit Quality Indicators (1)

	December 31, 2014
(Dollars in millions)	U.S. Commercial	Commercial Real Estate	Commercial Lease Financing	Non-U.S. Commercial	U.S. Small Business Commercial (2)
Risk ratings
Pass rated	$213,839	$46,632	$18,882	$79,367	$751
Reservable criticized	6,454	1,050	697	716	182
Refreshed FICO score (3)
Less than 620					184
Greater than or equal to 620 and less than 680					529
Greater than or equal to 680 and less than 740					1,591
Greater than or equal to 740					2,910
Other internal credit metrics (3, 4)					7,146
Total commercial	$220,293	$47,682	$19,579	$80,083	$13,293

(1)	Excludes $6.6 billion of loans accounted for under the fair value option.

(2)
U.S. small business commercial includes $762 million of criticized business card and small business loans which are evaluated using refreshed FICO scores or internal credit metrics, including delinquency status, rather than risk ratings. At December 31, 2014, 98 percent of the balances where internal credit metrics are used was current or less than 30 days past due.

(3)	Refreshed FICO score and other internal credit metrics are applicable only to the U.S. small business commercial portfolio.

(4)	Other internal credit metrics may include delinquency status, application scores, geography or other factors.

Financing Receivable, Modifications [Line Items]
Accretable Yield Activity
The following table shows activity for the accretable yield on PCI loans, which include the Countrywide Financial Corporation (Countrywide) portfolio and loans repurchased in connection with the 2013 settlement with FNMA. The amount of accretable yield is affected by changes in credit outlooks, including metrics such as default rates and loss severities, prepayment speeds, which can change the amount and period of time over which interest payments are expected to be received, and the interest rates on variable rate loans. The reclassifications from nonaccretable difference during 2015 and 2014 were primarily due to lower expected loss rates and a decrease in the forecasted prepayment speeds. Changes in the prepayment assumption affect the expected remaining life of the portfolio which results in a change to the amount of future interest cash flows.

Rollforward of Accretable Yield

(Dollars in millions)
Accretable yield, January 1, 2014	$6,694
Accretion	(1,061)
Disposals/transfers	(506)
Reclassifications from nonaccretable difference	481
Accretable yield, December 31, 2014	5,608
Accretion	(861)
Disposals/transfers	(465)
Reclassifications from nonaccretable difference	287
Accretable yield, December 31, 2015	$4,569

Consumer real estate
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivables
The table below provides the unpaid principal balance, carrying value and related allowance at December 31, 2015 and 2014, and the average carrying value and interest income recognized for 2015, 2014 and 2013 for impaired loans in the Corporation’s Consumer Real Estate portfolio segment. Certain impaired consumer real estate loans do not have a related allowance as the current valuation of these impaired loans exceeded the carrying value, which is net of previously recorded charge-offs.

Impaired Loans – Consumer Real Estate

	December 31, 2015			December 31, 2014
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Related Allowance	Unpaid Principal Balance	Carrying Value	Related Allowance
With no recorded allowance
Residential mortgage	$14,888	$11,901	$—	$19,710	$15,605	$—
Home equity	3,545	1,775	—	3,540	1,630	—
With an allowance recorded
Residential mortgage	$6,624	$6,471	$399	$7,861	$7,665	$531
Home equity	1,047	911	235	852	728	196
Total
Residential mortgage	$21,512	$18,372	$399	$27,571	$23,270	$531
Home equity	4,592	2,686	235	4,392	2,358	196

	2015		2014		2013
	Average Carrying Value	Interest Income Recognized (1)	Average Carrying Value	Interest Income Recognized (1)	Average Carrying Value	Interest Income Recognized (1)
With no recorded allowance
Residential mortgage	$13,867	$403	$15,065	$490	$16,625	$621
Home equity	1,777	89	1,486	87	1,245	76
With an allowance recorded
Residential mortgage	$7,290	$236	$10,826	$411	$13,926	$616
Home equity	785	24	743	25	912	41
Total
Residential mortgage	$21,157	$639	$25,891	$901	$30,551	$1,237
Home equity	2,562	113	2,229	112	2,157	117

(1)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the principal is considered collectible.

Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings on Financing Receivables
The table below presents the December 31, 2015, 2014 and 2013 carrying value for consumer real estate loans that were modified in a TDR during 2015, 2014 and 2013, by type of modification.

Consumer Real Estate – Modification Programs

	TDRs Entered into During 2015
(Dollars in millions)	Residential Mortgage	Home Equity	Total Carrying Value
Modifications under government programs
Contractual interest rate reduction	$408	$23	$431
Principal and/or interest forbearance	4	7	11
Other modifications (1)	46	—	46
Total modifications under government programs	458	30	488
Modifications under proprietary programs
Contractual interest rate reduction	191	28	219
Capitalization of past due amounts	69	10	79
Principal and/or interest forbearance	124	44	168
Other modifications (1)	34	95	129
Total modifications under proprietary programs	418	177	595
Trial modifications	1,516	452	1,968
Loans discharged in Chapter 7 bankruptcy (2)	263	116	379
Total modifications	$2,655	$775	$3,430

	TDRs Entered into During 2014
Modifications under government programs
Contractual interest rate reduction	$643	$56	$699
Principal and/or interest forbearance	16	18	34
Other modifications (1)	98	1	99
Total modifications under government programs	757	75	832
Modifications under proprietary programs
Contractual interest rate reduction	244	22	266
Capitalization of past due amounts	71	2	73
Principal and/or interest forbearance	66	75	141
Other modifications (1)	40	47	87
Total modifications under proprietary programs	421	146	567
Trial modifications	3,421	182	3,603
Loans discharged in Chapter 7 bankruptcy (2)	521	189	710
Total modifications	$5,120	$592	$5,712

	TDRs Entered into During 2013
Modifications under government programs
Contractual interest rate reduction	$1,815	$48	$1,863
Principal and/or interest forbearance	35	24	59
Other modifications (1)	100	—	100
Total modifications under government programs	1,950	72	2,022
Modifications under proprietary programs
Contractual interest rate reduction	2,799	40	2,839
Capitalization of past due amounts	132	2	134
Principal and/or interest forbearance	469	17	486
Other modifications (1)	105	25	130
Total modifications under proprietary programs	3,505	84	3,589
Trial modifications	3,410	87	3,497
Loans discharged in Chapter 7 bankruptcy (2)	1,151	278	1,429
Total modifications	$10,016	$521	$10,537

(1)	Includes other modifications such as term or payment extensions and repayment plans.

(2)	Includes loans discharged in Chapter 7 bankruptcy with no change in repayment terms that are classified as TDRs.
The table below presents the December 31, 2015, 2014 and 2013 unpaid principal balance, carrying value, and average pre- and post-modification interest rates on consumer real estate loans that were modified in TDRs during 2015, 2014 and 2013, and net charge-offs recorded during the period in which the modification occurred. The following Consumer Real Estate portfolio segment tables include loans that were initially classified as TDRs during the period and also loans that had previously been classified as TDRs and were modified again during the period.

Consumer Real Estate – TDRs Entered into During 2015, 2014 and 2013 (1)

	December 31, 2015				2015
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Pre-Modification Interest Rate	Post-Modification Interest Rate (2)	Net Charge-offs (3)
Residential mortgage	$2,986	$2,655	4.98%	4.43%	$97
Home equity	1,019	775	3.54	3.17	84
Total	$4,005	$3,430	4.61	4.11	$181

	December 31, 2014				2014
Residential mortgage	$5,940	$5,120	5.28%	4.93%	$72
Home equity	863	592	4.00	3.33	99
Total	$6,803	$5,712	5.12	4.73	$171

	December 31, 2013				2013
Residential mortgage	$11,233	$10,016	5.30%	4.27%	$235
Home equity	878	521	5.29	3.92	192
Total	$12,111	$10,537	5.30	4.24	$427

(1)	During 2015, 2014 and 2013, the Corporation forgave principal of $396 million, $53 million and $467 million, respectively, related to residential mortgage loans in connection with TDRs.

(2)	The post-modification interest rate reflects the interest rate applicable only to permanently completed modifications, which exclude loans that are in a trial modification period.

(3)	Net charge-offs include amounts recorded on loans modified during the period that are no longer held by the Corporation at December 31, 2015, 2014 and 2013 due to sales and other dispositions.
The table below presents the carrying value of consumer real estate loans that entered into payment default during 2015, 2014 and 2013 that were modified in a TDR during the 12 months preceding payment default. A payment default for consumer real estate TDRs is recognized when a borrower has missed three monthly payments (not necessarily consecutively) since modification. Payment defaults on a trial modification where the borrower has not yet met the terms of the agreement are included in the table below if the borrower is 90 days or more past due three months after the offer to modify is made.

Consumer Real Estate – TDRs Entering Payment Default That Were Modified During the Preceding 12 Months

	2015
(Dollars in millions)	Residential Mortgage	Home Equity	Total Carrying Value (1)
Modifications under government programs	$452	$5	$457
Modifications under proprietary programs	263	24	287
Loans discharged in Chapter 7 bankruptcy (2)	238	47	285
Trial modifications (3)	2,997	181	3,178
Total modifications	$3,950	$257	$4,207

	2014
Modifications under government programs	$696	$4	$700
Modifications under proprietary programs	714	12	726
Loans discharged in Chapter 7 bankruptcy (2)	481	70	551
Trial modifications	2,231	56	2,287
Total modifications	$4,122	$142	$4,264

	2013
Modifications under government programs	$454	$2	$456
Modifications under proprietary programs	1,117	4	1,121
Loans discharged in Chapter 7 bankruptcy (2)	964	30	994
Trial modifications	4,376	14	4,390
Total modifications	$6,911	$50	$6,961

(1)
Includes loans with a carrying value of $1.8 billion, $2.0 billion and $2.4 billion that entered into payment default during 2015, 2014 and 2013, respectively, but were no longer held by the Corporation as of December 31, 2015, 2014 and 2013 due to sales and other dispositions.

(2)	Includes loans discharged in Chapter 7 bankruptcy with no change in repayment terms that are classified as TDRs.

(3)	Includes $1.7 billion of trial modification offers made in connection with the 2014 settlement with the U.S. Department of Justice to which the customer has not responded for 2015.

Credit card and other consumer
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivables
The table below provides the unpaid principal balance, carrying value and related allowance at December 31, 2015 and 2014, and the average carrying value and interest income recognized for 2015, 2014 and 2013 on the Corporation’s renegotiated TDR portfolio in the Credit Card and Other Consumer portfolio segment.

Impaired Loans – Credit Card and Other Consumer – Renegotiated TDRs

	December 31, 2015			December 31, 2014
(Dollars in millions)	Unpaid Principal Balance	Carrying Value (1)	Related Allowance	Unpaid Principal Balance	Carrying Value (1)	Related Allowance
With no recorded allowance
Direct/Indirect consumer	$50	$21	$—	$59	$25	$—
With an allowance recorded
U.S. credit card	$598	$611	$176	$804	$856	$207
Non-U.S. credit card	109	126	70	132	168	108
Direct/Indirect consumer	17	21	4	76	92	24
Total
U.S. credit card	$598	$611	$176	$804	$856	$207
Non-U.S. credit card	109	126	70	132	168	108
Direct/Indirect consumer	67	42	4	135	117	24

	2015		2014		2013
	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)
With no recorded allowance
Direct/Indirect consumer	$22	$—	$27	$—	$42	$—
Other consumer	—	—	33	2	34	2
With an allowance recorded
U.S. credit card	$749	$43	$1,148	$71	$2,144	$134
Non-U.S. credit card	145	4	210	6	266	7
Direct/Indirect consumer	51	3	180	9	456	24
Other consumer	—	—	23	1	28	2
Total
U.S. credit card	$749	$43	$1,148	$71	$2,144	$134
Non-U.S. credit card	145	4	210	6	266	7
Direct/Indirect consumer	73	3	207	9	498	24
Other consumer	—	—	56	3	62	4

(1)	Includes accrued interest and fees.

(2)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the principal is considered collectible.

Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings on Financing Receivables
The table below provides information on the Corporation’s renegotiated TDR portfolio including the December 31, 2015, 2014 and 2013 unpaid principal balance, carrying value, and average pre- and post-modification interest rates of loans that were modified in TDRs during 2015, 2014 and 2013, and net charge-offs recorded during the period in which the modification occurred.

Credit Card and Other Consumer – Renegotiated TDRs Entered into During 2015, 2014 and 2013

	December 31, 2015				2015
(Dollars in millions)	Unpaid Principal Balance	Carrying Value (1)	Pre-Modification Interest Rate	Post-Modification Interest Rate	Net Charge-offs
U.S. credit card	$205	$218	17.07%	5.08%	$26
Non-U.S. credit card	74	86	24.05	0.53	63
Direct/Indirect consumer	19	12	5.95	5.19	9
Total	$298	$316	18.58	3.84	$98

	December 31, 2014				2014
U.S. credit card	$276	$301	16.64%	5.15%	$37
Non-U.S. credit card	91	106	24.90	0.68	91
Direct/Indirect consumer	27	19	8.66	4.90	14
Total	$394	$426	18.32	4.03	$142

	December 31, 2013				2013
U.S. credit card	$299	$329	16.84%	5.84%	$30
Non-U.S. credit card	134	147	25.90	0.95	138
Direct/Indirect consumer	47	38	11.53	4.74	15
Other consumer	8	8	9.28	5.25	—
Total	$488	$522	18.89	4.37	$183

(1)	Includes accrued interest and fees.
The table below provides information on the Corporation’s primary modification programs for the renegotiated TDR portfolio at December 31, 2015 and 2014.

Credit Card and Other Consumer – Renegotiated TDRs by Program Type

	December 31
	Internal Programs		External Programs		Other (1)		Total		Percent of Balances Current or Less Than 30 Days Past Due
(Dollars in millions)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
U.S. credit card	$313	$450	$296	$397	$2	$9	$611	$856	88.74%	84.99%
Non-U.S. credit card	21	41	10	16	95	111	126	168	44.25	47.56
Direct/Indirect consumer	11	50	7	34	24	33	42	117	89.12	85.21
Total renegotiated TDRs	$345	$541	$313	$447	$121	$153	$779	$1,141	81.55	79.51

(1)	Other TDRs for non-U.S. credit card include modifications of accounts that are ineligible for a fixed payment plan.
The table below provides information on the Corporation’s primary modification programs for the renegotiated TDR portfolio for loans that were modified in TDRs during 2015, 2014 and 2013.

Credit Card and Other Consumer – Renegotiated TDRs Entered into During the Period by Program Type

	2015
(Dollars in millions)	Internal Programs	External Programs	Other (1)	Total
U.S. credit card	$134	$84	$—	$218
Non-U.S. credit card	3	4	79	86
Direct/Indirect consumer	1	—	11	12
Total renegotiated TDRs	$138	$88	$90	$316

	2014
U.S. credit card	$196	$105	$—	$301
Non-U.S. credit card	6	6	94	106
Direct/Indirect consumer	4	2	13	19
Total renegotiated TDRs	$206	$113	$107	$426

	2013
U.S. credit card	$192	$137	$—	$329
Non-U.S. credit card	16	9	122	147
Direct/Indirect consumer	15	8	15	38
Other consumer	8	—	—	8
Total renegotiated TDRs	$231	$154	$137	$522

(1)	Other TDRs for non-U.S. credit card include modifications of accounts that are ineligible for a fixed payment plan.

Commercial Portfolio Segment
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivables
The table below provides the unpaid principal balance, carrying value and related allowance at December 31, 2015 and 2014, and the average carrying value and interest income recognized for 2015, 2014 and 2013 for impaired loans in the Corporation’s Commercial loan portfolio segment. Certain impaired commercial loans do not have a related allowance as the valuation of these impaired loans exceeded the carrying value, which is net of previously recorded charge-offs.

Impaired Loans – Commercial

	December 31, 2015			December 31, 2014
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Related Allowance	Unpaid Principal Balance	Carrying Value	Related Allowance
With no recorded allowance
U.S. commercial	$566	$541	$—	$668	$650	$—
Commercial real estate	82	77	—	60	48	—
Non-U.S. commercial	4	4	—	—	—	—
With an allowance recorded
U.S. commercial	$1,350	$1,157	$115	$1,139	$839	$75
Commercial real estate	328	107	11	678	495	48
Non-U.S. commercial	531	381	56	47	44	1
U.S. small business commercial (1)	105	101	35	133	122	35
Total
U.S. commercial	$1,916	$1,698	$115	$1,807	$1,489	$75
Commercial real estate	410	184	11	738	543	48
Non-U.S. commercial	535	385	56	47	44	1
U.S. small business commercial (1)	105	101	35	133	122	35

	2015		2014		2013
	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)
With no recorded allowance
U.S. commercial	$688	$14	$546	$12	$442	$6
Commercial real estate	75	1	166	3	269	3
Non-U.S. commercial	29	1	15	—	28	—
With an allowance recorded
U.S. commercial	$953	$48	$1,198	$51	$1,553	$47
Commercial real estate	216	7	632	16	1,148	28
Non-U.S. commercial	125	7	52	3	109	5
U.S. small business commercial (1)	109	1	151	3	236	6
Total
U.S. commercial	$1,641	$62	$1,744	$63	$1,995	$53
Commercial real estate	291	8	798	19	1,417	31
Non-U.S. commercial	154	8	67	3	137	5
U.S. small business commercial (1)	109	1	151	3	236	6

(1)	Includes U.S. small business commercial renegotiated TDR loans and related allowance.

(2)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the principal is considered collectible.

Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings on Financing Receivables
The table below presents the December 31, 2015, 2014 and 2013 unpaid principal balance and carrying value of commercial loans that were modified as TDRs during 2015, 2014 and 2013, and net charge-offs that were recorded during the period in which the modification occurred. The table below includes loans that were initially classified as TDRs during the period and also loans that had previously been classified as TDRs and were modified again during the period.

Commercial – TDRs Entered into During 2015, 2014 and 2013

	December 31, 2015		2015
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Net Charge-offs
U.S. commercial	$853	$779	$28
Commercial real estate	42	42	—
Non-U.S. commercial	329	326	—
U.S. small business commercial (1)	14	11	3
Total	$1,238	$1,158	$31

	December 31, 2014		2014
U.S. commercial	$818	$785	$49
Commercial real estate	346	346	8
Non-U.S. commercial	44	43	—
U.S. small business commercial (1)	3	3	—
Total	$1,211	$1,177	$57

	December 31, 2013		2013
U.S. commercial	$926	$910	$33
Commercial real estate	483	425	3
Non-U.S. commercial	61	44	7
U.S. small business commercial (1)	8	9	1
Total	$1,478	$1,388	$44

(1)	U.S. small business commercial TDRs are comprised of renegotiated small business card loans.